FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INCOME AND EXPENSES
Schedule of financial income and expenses

a)    Finance income

	01.01.2018	01.01.2017	01.01.2016
Detail	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$

Interest income	1,046,580	8,370,338	8,466,177
Other interest income	2,893,664	2,824,037	1,195,515
Total	3,940,244	11,194,375	9,661,692

b)    Finance expenses

	01.01.2018	01.01.2017	01.01.2016
Detail	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$

Bond interest	38,547,682	42,178,816	41,652,154
Bank loan interest	1,828,588	5,553,485	3,990,853
Other interest costs	14,638,390	7,488,068	5,731,964
Total	55,014,660	55,220,369	51,374,971